EARNINGS (LOSS) PER SHARE - Antidilutive Securities Excluded from the Computation of Earnings (Loss) Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	0	247
Unvested restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	0	247